Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 2,774,694	$ 2,920,085
Non-Depletable	722,541	735,971
Total	3,497,235	3,656,056
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	905,501	956,242
Non-Depletable	853,891	891,426
Total	1,759,392	1,847,668
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	3,918,680	4,124,626
Non-Depletable	1,815,426	2,032,213
Total	5,734,106	6,156,839
Voisey's Bay [member] | Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0
Non-Depletable	227,510	393,422
Total	227,510	393,422
Penasquito [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	287,493	284,194
Non-Depletable	87,209	104,528
Total	374,702	388,722
Antamina [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	322,148	353,679
Non-Depletable	346,662	356,398
Total	668,810	710,077
Constancia [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	212,173	230,983
Non-Depletable	16,014	15,248
Total	228,187	246,231
Other silver interests [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	83,687	87,386
Non-Depletable	404,006	415,252
Total	487,693	502,638
Sudbury [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	290,841	308,041
Non-Depletable	53,202	58,422
Total	344,043	366,463
Salobo [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,078,666	2,171,292
Non-Depletable	526,591	534,768
Total	2,605,257	2,706,060
Constancia [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	101,263	108,403
Non-Depletable	9,143	9,144
Total	110,406	117,547
San Dimas [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	87,593	101,421
Non-Depletable	106,774	106,774
Total	194,367	208,195
Stillwater [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	203,163	209,569
Non-Depletable	26,831	26,863
Total	229,994	236,432
Stillwater [member] | Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	238,485	248,299
Non-Depletable	11,484	11,394
Total	249,969	259,693
Other gold interests [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	13,168	21,359
Total	$ 13,168	$ 21,359